Northern Lights Fund Trust III

Pinnacle Sherman Multi-Strategy Core Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Pinnacle Sherman Multi-Strategy Core Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 2, 2021, (SEC Accession 0001580642-21-000452).